Sound Mind Investing Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
EXCHANGE-TRADED FUNDS — 71.17% Shares Fair Value
Energy Select Sector SPDR
®
Fund 38,030 $ 2,506,938
First Trust Natural Gas ETF 197,020 3,830,069
Invesco DB Commodity Index Tracking Fund
(a)
509,890 11,431,734
Invesco Dynamic Large Cap Value ETF 119,020 5,790,323
iShares S&P 500
®
Value ETF 202,090 31,127,922
iShares S&P Small-Cap 600
®
Value ETF 110,230 11,010,875
Simplify US Equity PLUS Downside Convexity ETF 358,450 11,330,605
SPDR
®
Bloomberg 1-3 Month T-Bill ETF
(a)
147,670 13,501,467
SPDR
®
S&P
®
Oil & Gas Exploration & Production ETF 23,540 2,509,364
Total Exchange-Traded Funds Cost ($92,374,133) 93,039,297
MUTUAL FUNDS — 27.50% Shares Fair Value
Akre Focus Fund, Institutional Class 101 6,192
AllianzGI Dividend Value Fund 200 2,614
AllianzGI NFJ Small-Cap Value Fund 162 2,845
American Century Equity Income Fund, Investor Class 100 970
American Century International Opportunities Fund, Institutional Class 360 3,871
AMG Yacktman Focused Fund, Institutional Class 100 2,088
AMG Yacktman Fund, Institutional Class 100 2,430
Artisan International Small Cap Fund, Investor Class 100 1,835
Artisan International Value Fund, Investor Class 150 6,311
Artisan Mid Cap Value Fund, Investor Class 279 5,825
Artisan Small Cap Fund, Investor Class 125 4,378
BlackRock International Opportunities Portfolio, Institutional Class 100 3,402
BNY Mellon Opportunistic Small Cap Fund, Investor Class 100 3,243
Bridgeway Small-Cap Value Fund, Class N 247,510 8,747,002
Bridgeway Ultra-Small Company Market Fund, Class N 100 1,284
Buffalo Small Cap Fund, Inc. 150 2,409
Champlain Small Company Fund, Institutional Class 100 2,276
Chartwell Small Cap Value Fund 118 2,265
Columbia Acorn Fund, Class Z 137 1,637
Columbia Acorn International, Class Z 100 2,876
Columbia Contrarian Core Fund, Class Z 91 2,940
Columbia Small Cap Growth Fund I, Class Z 100 2,395
Davis Opportunity Fund, Class Y 100 4,297
Delaware Select Growth Fund, Institutional Class 100 3,522
Delaware Small Cap Value Fund, Institutional Class 100 7,818
Delaware Value Fund, Institutional Class 144 3,040
Deutsche Small Cap Core Fund, Institutional Class 52 2,292
DFA International Small Cap Value Portfolio, Institutional Class 100 2,103
DFA International Small Company Portfolio, Institutional Class 100 2,070
DFA U.S. Small Cap Value Portfolio, Institutional Class 100 4,221
Fairholme Fund
(a)
100 2,936
Fidelity Mid-Cap Stock Fund 150 6,089
Fidelity Select Energy Portfolio 59,837 2,499,999
Fidelity Select Natural Resources Portfolio 78,939 2,500,000

Sound Mind Investing Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
MUTUAL FUNDS — 27.50% - continued Shares Fair Value
Fidelity Small Cap Discovery Fund 100 $ 2,908
Fidelity Small Cap Stock Fund 150 2,708
Fidelity Small Cap Value Fund 150 3,129
Franklin Small Cap Value Fund, Advisor Class 100 5,946
Hartford International Opportunities Fund (The), Class Y 248 4,757
Heartland Value Fund 100 4,430
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class 100 1,952
Hennessy Focus Fund, Investor Class 50 3,167
Hotchkis and Wiley Mid-Cap Value Fund, Institutional Class 126,816 5,809,427
Invesco American Value Fund, Class Y 141 5,546
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 100 4,900
Janus Henderson Contrarian Fund, Class T 100 2,719
Janus Henderson Mid Cap Value Fund, Class T 200 3,244
Janus Henderson Overseas Fund, Class T 100 4,358
Janus Henderson Venture Fund, Class T 100 8,501
Jensen Quality Growth Fund 107,810 6,775,872
JOHCM International Select Fund, Institutional Class 100 2,716
JPMorgan Mid Cap Value Fund, Institutional Class 100 4,080
JPMorgan Small Cap Equity Fund, Select Class 100 6,196
JPMorgan Small Cap Growth Fund, Class L 100 2,172
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class 100 3,486
Longleaf Partners Fund 150 3,701
Longleaf Partners International Fund 150 2,546
Longleaf Partners Small-Cap Fund 100 2,568
Lord Abbett Developing Growth Fund, Inc., Institutional Class 100 2,829
MainStay WMC Enduring Capital Fund, Institutional Class 281,928 9,309,272
Miller Opportunity Trust, Institutional Class 100 3,943
Morgan Stanley Discovery Portfolio, Institutional Class 100 2,177
Morgan Stanley Growth Portfolio, Institutional Class 100 5,782
Neuberger Berman Genesis Fund, Institutional Class 100 6,692
Nicholas Fund, Inc. 50 4,048
Oakmark International Fund, Investor Class 150 4,257
Oakmark International Small Cap Fund, Institutional Class 150 2,873
Oakmark Select Fund, Institutional Class 150 9,395
PRIMECAP Odyssey Aggressive Growth Fund 100 4,726
Principal SmallCap Growth Fund I, Institutional Class 200 2,956
Prudential Jennison International Opportunities, Class Z 185 5,788
Royce Micro-Cap Fund, Investment Class 106 1,268
Royce Opportunity Fund, Investment Class 318 4,961
Royce Premier Fund, Investment Class 300 3,576
Royce Special Equity Fund, Institutional Class 150 2,679
T. Rowe Price International Discovery Fund, Investor Class 75 5,669
T. Rowe Price Mid-Cap Growth Fund, Investor Class 50 5,235
T. Rowe Price New Horizons Fund, Investor Class 100 6,478
T. Rowe Price Small-Cap Value Fund, Investor Class 100 5,700
Thornburg Value Fund, Institutional Class 100 7,095
TIAA-CREF International Equity Fund, Institutional Class 100 1,348

Sound Mind Investing Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
MUTUAL FUNDS — 27.50% - continued Shares Fair Value
Touchstone Sands Capital Select Growth Fund, Class Y 100 $ 1,596
Tweedy Browne International Value Fund 150 4,340
Vanguard Strategic Equity Fund, Investor Class 100 3,650
Victory RS Small Cap Growth Fund, Class Y 100 6,766
Wasatch International Growth Fund, Investor Class 150 4,493
Wasatch Micro Cap Fund, Investor Class 100 802
Total Mutual Funds Cost ($37,253,663) 35,950,898
MONEY MARKET FUNDS - 10.02%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
13,102,475 13,102,475
Total Money Market Funds (Cost $13,102,475) 13,102,475
Total Investments — 108.69% (Cost $142,730,271) 142,092,670
Liabilities in Excess of Other Assets — (8.69)% (11,361,898)
NET ASSETS — 100.00% $ 130,730,772
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

SMI Dynamic Allocation Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
EXCHANGE-TRADED FUNDS — 99.57% Shares Fair Value
iShares MSCI EAFE ETF
(a)
500,890 $ 37,977,480
iShares S&P 500
®
Value ETF 114,040 17,565,581
Real Estate Select Sector SPDR Fund 170,880 8,089,459
SPDR S&P 500
®
ETF 41,810 18,810,737
Vanguard Real Estate ETF
(a)
265,610 28,218,406
Total Exchange-Traded Funds Cost ($100,776,906) 110,661,663
MONEY MARKET FUNDS - 0.49%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
550,061 550,061
Total Money Market Funds (Cost $550,061) 550,061
Total Investments — 100.06% (Cost $101,326,967) 111,211,724
Liabilities in Excess of Other Assets — (0.06)% (65,963)
NET ASSETS — 100.00% $ 111,145,761
(a) Represents an investment greater than 25% of the Fund's net assets.  Performance of the Fund may be adversely impacted by concentrated investments in securities.  The financial statements and portfolio holdings for these securities can be found at www.sec.gov.  As of January 31, 2022, the percentage of net assets invested in iShares MSCI EAFE ETF and Vanguard Real Estate ETF was 34.17% and 25.39%,
respectively.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

SMI Multi-Strategy Fund (Formerly SMI 50/40/10 Fund)
Schedule of Investments
January 31, 2022 - (Unaudited)
EXCHANGE-TRADED FUNDS — 85.58% Shares Fair Value
Energy Select Sector SPDR
®
Fund 43,050 $ 2,837,856
First Trust Natural Gas ETF 44,030 855,943
Invesco DB Commodity Index Tracking Fund
(a)
104,700 2,347,374
Invesco Dynamic Large Cap Value ETF 40,980 1,993,677
iShares MSCI EAFE ETF 140,450 10,648,920
iShares S&P 500
®
Value ETF 46,170 7,111,565
iShares S&P Small-Cap 600
®
Value ETF 23,160 2,313,452
Simplify US Equity PLUS Downside Convexity ETF 69,200 2,187,412
SPDR
®
Bloomberg 1-3 Month T-Bill ETF
(a)
13,300 1,216,019
SPDR
®
S&P 500
®
ETF 12,080 5,434,913
SPDR
®
S&P
®
Oil & Gas Exploration & Production ETF 7,360 784,576
Vanguard S&P 500 Value ETF 31,870 4,739,069
Vanguard R eal Estate ETF 95,900 10,188,416
Total Exchange-Traded Funds Cost ($49,639,116) 52,659,192
MUTUAL FUNDS — 10.79%
AMG Yacktman Focused Fund, Institutional Class 100 2,088
Bridgeway Small-Cap Value Fund, Class N 69,796 2,466,606
Fidelity Select Energy Portfolio 18,717 782,000
Fidelity Select Natural Resources Portfolio 24,692 782,000
Hotchkis and Wiley Mid-Cap Value Fund, Institutional Class 8,781 402,248
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 100 4,900
Jensen Quality Growth Fund 18,358 1,153,830
Longleaf Partners International Fund 150 2,546
Lord Abbett Developing Growth Fund, Inc., Institutional Class 100 2,829
MainStay WMC Enduring Capital Fund, Institutional Class 31,148 1,028,500
Miller Opportunity Trust, Institutional Class 100 3,943
Morgan Stanley Discovery Portfolio, Institutional Class 100 2,177
Oakmark International Fund, Investor Class 50 1,419
Wasatch International Growth Fund, Investor Class 100 2,995
Total Mutual Funds Cost ($6,785,178) 6,638,081
MONEY MARKET FUNDS - 4.93%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
3,036,432 3,036,432
Total Money Market Funds (Cost $3,036,432) 3,036,432
Total Investments — 101.30% (Cost $59,460,726) 62,333,705
Liabilities in Excess of Other Assets — (1.30)% (797,732)
NET ASSETS — 100.00% $ 61,535,973
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt